Office Properties and Equipment, net - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Office property and equipment, gross	$ 169,244,000	$ 160,315,000
Depreciation and amortization	8,600,000	8,200,000	$ 7,800,000
(Gain) loss on sale of premises and equipment and other real estate owned, net	(21,000)	188,000	(168,000)
Buildings
Property, Plant and Equipment [Line Items]
Office property and equipment, gross	1,200,000
Land and building improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, additions	1,700,000	1,000,000
Office property and equipment, gross	53,795,000	49,737,000
Northfield Bancorp, Inc. [Member]
Property, Plant and Equipment [Line Items]
Office property and equipment, gross	84,341,000	83,191,000
Depreciation expense	3,200,000	3,600,000	3,700,000
(Gain) loss on sale of premises and equipment and other real estate owned, net	$ 0	3,402,000	$ (7,000)
Book balance of premises and equipment		$ 389,000